Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Amounts of Assets Under Capitalized Lease Agreements are Included in Property and Equipment and Other Long-term Assets and Related Obligations are Included in Debt

In the accompanying consolidated balance sheets, the following amounts of assets under capitalized lease agreements are included in property and equipment and other long-term assets and the related obligations are included in debt (amounts in thousands):

	2012	2011
Property and equipment	$3,748	$3,761
Other long-term assets	130	130
Accumulated depreciation	(1,952)	(1,411)

Net assets under capital leases	$1,926	$2,480

Future Minimum Cash Lease Commitments Under All Non-Cancelable Leases in Effect for Continuing Operations

Future minimum cash lease commitments under all non-cancelable leases in effect for continuing operations at December 31, 2012 are as follows (amounts in thousands):

	Capital Leases	Operating Leases
2013	$735	$5,744
2014	623	5,856
2015	363	4,628
2016	—	4,621
2017	—	4,249
Years thereafter	—	613,758

Total minimum lease payments	1,721	$638,856

Less amount representing interest	(77)

Total present value of minimum payments	1,644
Less current portion of obligations	(686)

Long-term obligations	$958